Stockholders' Equity - Warrants Outstanding by Expiration Date (Q3) (Details) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Jul. 23, 2015
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	13,095,000	7,084,000
March 2020
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	379,000	107,000
Exercise price (in usd per share)	$ 0.60	$ 2.16
April 2022
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	252,000	252,000
Exercise price (in usd per share)	$ 1.75	$ 1.75
May 2022
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	2,448,000	4,452,000
Exercise price (in usd per share)	$ 1.55	$ 1.55
January 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	340,000	429,000
Exercise price (in usd per share)	$ 0.42	$ 8.80
January 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	89,000
Exercise price (in usd per share)	$ 0.71
March 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	332,000	442,000
Exercise price (in usd per share)	$ 0.42	$ 8.80
March 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	109,000
Exercise price (in usd per share)	$ 0.71
March 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	355,000
Exercise price (in usd per share)	$ 0.63
May 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	2,400,000
Exercise price (in usd per share)	$ 0.50
March 2024
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	230,000
Exercise price (in usd per share)	$ 0.338
March 2024
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	3,450,000
Exercise price (in usd per share)	$ 0.30
March 2024
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	2,677,000
Exercise price (in usd per share)	$ 0.40
October 2024
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	19,000	19,000
Exercise price (in usd per share)	$ 12.90	$ 12.90
March 2024
Class of Warrant or Right [Line Items]
Shares issuable upon exercise (shares)	15,000	15,000	15,244
Exercise price (in usd per share)	$ 16.40	$ 16.40	$ 16.40